1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

October 28, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SEI Institutional Investments Trust Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File Nos. File Nos. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 39 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with the exhibits thereto.

This filing is made pursuant to Rule 485(a)(1) under the Act for the purposes of making material changes to the Global Managed Volatility Fund (the “Fund”). These material changes include changes to the Fund’s investment strategy and changing the Fund’s name to be consistent with the new investment strategy.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.5701.

Very truly yours,

/s/ Sofia A. Rosala
Sofia A. Rosala

cc:	Ms. Julie Vossler